Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2014 Quarters				2013 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$14,745	$17,191	$16,168	$16,996	$14,399	$16,006	$15,462	$16,759
Gross margin	4,055	4,260	4,702	4,636	3,934	4,454	4,442	4,475
Net income attributable to common shareowners	1,213	1,680	1,854	1,473	1,266	1,560	1,432	1,463
Earnings per share of Common Stock:
Basic—net income	$1.35	$1.87	$2.07	$1.64	$1.40	$1.73	$1.59	$1.62
Diluted—net income	$1.32	$1.84	$2.04	$1.62	$1.39	$1.71	$1.57	$1.60

COMPARATIVE STOCK DATA (UNAUDITED)

	2014			2013
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$118.31	$107.91	$0.590	$93.59	$83.55	$0.535
Second quarter	$120.09	$113.10	$0.590	$97.55	$91.05	$0.535
Third quarter	$115.93	$103.79	$0.590	$112.00	$93.80	$0.535
Fourth quarter	$117.24	$99.17	$0.590	$113.80	$102.76	$0.590

Our common stock is listed on the New York Stock Exchange. The high and low prices are based on the Composite Tape of the New York Stock Exchange. There were approximately 20,639 registered shareholders at January 31, 2015.